Intangible assets, net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	¥ 5,631	¥ 5,831	¥ 4,076
Amortization expense of existing intangible assets, one year	4,662
Amortization expense of existing intangible assets, two year	3,693
Amortization expense of existing intangible assets, three year	3,693
Amortization expense of existing intangible assets, four year	1,620
Amortization expense of existing intangible assets, five year	¥ 1,620